Average Annual Total Returns{- Fidelity Advisor® Series Growth Opportunities Fund} - 11.30 Fidelity Advisor Series Growth Opportunities Fund - PRO-08 - Fidelity Advisor® Series Growth Opportunities Fund
	Fidelity Advisor Series Growth Opportunities Fund-Default Return Before Taxes Past 1 year	Fidelity Advisor Series Growth Opportunities Fund-Default Return Before Taxes Past 5 years	Fidelity Advisor Series Growth Opportunities Fund-Default Return Before Taxes Since Inception		Fidelity Advisor Series Growth Opportunities Fund-Default After Taxes on Distributions Past 1 year	Fidelity Advisor Series Growth Opportunities Fund-Default After Taxes on Distributions Past 5 years	Fidelity Advisor Series Growth Opportunities Fund-Default After Taxes on Distributions Since Inception		Fidelity Advisor Series Growth Opportunities Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Series Growth Opportunities Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Series Growth Opportunities Fund-Default After Taxes on Distributions and Sales Since Inception		RS007 Past 1 year	RS007 Past 5 years	RS007 Since Inception
Total	68.10%	30.35%	23.97%	[1]	56.47%	24.71%	19.64%	[1]	45.56%	23.15%	18.50%	[1]	38.26%	20.67%	17.82%	[1]

[1]	(a)From November 7, 2013